U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2



         1.       Name and address of issuer:

                  T. Rowe Price Retirement Funds, Inc
                  100 East Pratt Street
                  Baltimore, MD 21202

         2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): /x/

                  T. Rowe Price Retirement 2005 Fund

         3.       Investment Company Act File Number:  811-21149

                  Securities Act File Number:  333-92380

         4a.      Last day of fiscal year for which this Form is
                  filed:		May 31, 2021

         4b.      / /  Check box if this Form is being filed late
                  (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See
                  Instruction A.2.)

                  Note: If the Form is being filed late, interest must be paid on the registration fee due.

         4c. / / Check box if this is the last time the issuer will be filing the Form.

         5.       Calculation of registration fee:

         (i)      Aggregate sale price of securities
                  sold during the fiscal year pursuant
                  to section 24(f):                $333,112,620.21

         (ii)     Aggregate price of securities redeemed
                  or repurchased during the fiscal year:
		     $340,080,171.61

         (iii)    Aggregate price of securities redeemed
                  or repurchased during any prior fiscal year
                  ending no earlier than October 11, 1995
                  that were not previously used to reduce
                  registration fees payable
		  to the Commission:   		 $639,324,582.84

         (iv)     Total available redemption credits
                  [add items 5(ii) and 5(iii)]:    	 $979,404,754.45

         (v)      Net sales - if Item 5(i) is greater
                  than Item 5(iv) [subtract Item 5(iv) from
                  Item 5(i):                                   $-0-

         (vi)     Redemption credits available for use in future
                  years - if Item 5(I)is less than Item 5(iv)
                  [subtract Item 5(iv) from Item 5(I)]:    $(646,292,134.24)


         (vii)    Multiplier for determining registration fee (See
                  Instruction C.9):                         x 0.0001091

         (viii) Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter "0" if no fee is due): $-0-

         6.       Prepaid Shares

                  If the response to Item 5(I) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0- shares. If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0- shares.

         7.       Interest due - if this Form is being
                  filed more than 90 days after the end
                  of the issuer's fiscal year (see
                  Instruction D):                                +$-0-

         8.       Total of the amount of the registration
                  fee due plus any interest due [line 5(viii)
                  plus line 7]:                                  $-0-

        9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: on or about August 26, 2021.

                  Method of delivery:     Wire transfer

         SIGNATURES

         This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


         Alan Dupski, Treasurer
         By (Signature and Title)*

         August 26, 2021.




                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2



         1.       Name and address of issuer:

                  T. Rowe Price Retirement Funds, Inc
                  100 East Pratt Street
                  Baltimore, MD 21202

         2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): /x/

                  T. Rowe Price Retirement 2010 Fund

         3.       Investment Company Act File Number:  811-21149

                  Securities Act File Number:  333-92380

         4a. Last day of fiscal year for which this Form is filed:

                  May 31, 2021

         4b.      / /  Check box if this Form is being filed late
                  (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See
                  Instruction A.2.)

                  Note: If the Form is being filed late, interest must be paid on the registration fee due.

         4c. / / Check box if this is the last time the issuer will be filing the Form.

         5.       Calculation of registration fee:

         (i)      Aggregate sale price of securities
                  sold during the fiscal year pursuant
                  to section 24(f):        	 $735,170,993.04

         (ii)     Aggregate price of securities redeemed
                  or repurchased during the fiscal year:
                     $849,532,997.25

         (iii)    Aggregate price of securities redeemed
                  or repurchased during any prior fiscal year
                  ending no earlier than October 11, 1995
                  that were not previously used to reduce
                  registration fees payable to the Commission: .
                     $2,844,512,689.92

         (iv)     Total available redemption credits
                  [add items 5(ii) and 5(iii)]:     $3,694,045,687.17

         (v)      Net sales - if Item 5(i) is greater
                  than Item 5(iv) [subtract Item 5(iv) from
                  Item 5(i):                                  $-0-

         (vi)     Redemption credits available for use in future
                  years - if Item 5(I)is less than Item 5(iv)
                  [subtract Item 5(iv) from Item 5(I)]:  $(2,958,874,694.13)


         (vii)    Multiplier for determining registration fee (See
                  Instruction C.9):                       x 0.0001091

         (viii) Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter "0" if no fee is due): $-0-

         6.       Prepaid Shares

                  If the response to Item 5(I) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0- shares. If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0- shares.

         7.       Interest due - if this Form is being
                  filed more than 90 days after the end
                  of the issuer's fiscal year (see
                  Instruction D):                             $-0-

         8.       Total of the amount of the registration
                  fee due plus any interest due [line 5(viii)
                  plus line 7]:                                 $-0-

         9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: on or about August 26, 2021.

                  Method of delivery:     Wire transfer


       SIGNATURES

         This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


         Alan Dupski, Treasurer
         By (Signature and Title)*

         August 26, 2021




                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2



         1.       Name and address of issuer:

                  T. Rowe Price Retirement Funds, Inc.
                  100 East Pratt Street
                  Baltimore, MD 21202

         2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): /x/

                  T. Rowe Price Retirement 2015 Fund

         3.       Investment Company Act File Number:  811-21149

                  Securities Act File Number:  333-92380

         4a. Last day of fiscal year for which this Form is filed:

                  May 31, 2021

         4b.      / /  Check box if this Form is being filed late
                  (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See
                  Instruction A.2.)

                  Note: If the Form is being filed late, interest must be paid on the registration fee due.

         4c. / / Check box if this is the last time the issuer will be filing the Form.

         5.       Calculation of registration fee:

         (i)      Aggregate sale price of securities
                  sold during the fiscal year pursuant
                  to section 24(f):     $1,137,298,924.72


         (ii)     Aggregate price of securities redeemed
                  or repurchased during the fiscal year:
		  $1,466,242,863.11


         (iii)    Aggregate price of securities redeemed
                  or repurchased during any prior fiscal year
                  ending no earlier than October 11, 1995
                  that were not previously used to reduce
                  registration fees payable to the Commission:
	          $4,558,914,001.14


         (iv)     Total available redemption credits
                  [add items 5(ii) and 5(iii)]:     $6,025,156,864.25


         (v)      Net sales - if Item 5(i) is greater
                  than Item 5(iv) [subtract Item 5(iv) from
                  Item 5(i):                              $-0-

         (vi)     Redemption credits available for use in future
                  years - if Item 5(I)is less than Item 5(iv)
                  [subtract Item 5(iv) from Item 5(I)]:     $(4,887,857,939.53)


         (vii)    Multiplier for determining registration fee (See
                  Instruction C.9):                        x 0.0001091

         (viii) Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter "0" if no fee is due):$-0-
         6.       Prepaid Shares

                  If the response to Item 5(I) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0- shares. If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0- shares.

         7.       Interest due - if this Form is being
                  filed more than 90 days after the end
                  of the issuer's fiscal year (see
                  Instruction D):                             +$-0-

         8.       Total of the amount of the registration
                  fee due plus any interest due [line 5(viii)
                  plus line 7]:                                $-0-

         9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: on or about August 26, 2021.

                  Method of delivery:     Wire transfer

         SIGNATURES

         This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


         Alan Dupski, Treasurer
         By (Signature and Title)*

         August 26, 2021




                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2



         1.       Name and address of issuer:

                  T. Rowe Price Retirement Funds, Inc
                  100 East Pratt Street
                  Baltimore, MD 21202

         2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): /x/

                  T. Rowe Price Retirement 2020 Fund

         3.       Investment Company Act File Number:  811-21149

                  Securities Act File Number:  333-92380

         4a. Last day of fiscal year for which this Form is filed:

                  May 31, 2021

         4b.      / /  Check box if this Form is being filed late
                  (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See
                  Instruction A.2.)

                  Note: If the Form is being filed late, interest must be paid on the registration fee due.

         4c. / / Check box if this is the last time the issuer will be filing the Form.

         5.       Calculation of registration fee:

         (i)      Aggregate sale price of securities
                  sold during the fiscal year pursuant
                  to section 24(f):      $3,581,540,583.65

         (ii)     Aggregate price of securities redeemed
                  or repurchased during the fiscal year:   $5,080,692,583.43

         (iii)    Aggregate price of securities redeemed
                  or repurchased during any prior fiscal year
                  ending no earlier than October 11, 1995
                  that were not previously used to reduce
                  registration fees payable to the Commission:
                  $11,617,663,343.58

         (iv)     Total available redemption credits
                  [add items 5(ii) and 5(iii)]:     $16,698,355,927.01

         (v)      Net sales - if Item 5(i) is greater
                  than Item 5(iv) [subtract Item 5(iv) from
                  Item 5(i):                               $-0-

         (vi)     Redemption credits available for use in future
                  years - if Item 5(I)is less than Item 5(iv)
                  [subtract Item 5(iv) from Item 5(I)]:   $(13,116,815,343.36)

         (vii)    Multiplier for determining registration fee (See
                  Instruction C.9):                        x 0.0001091

         (viii) Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter "0" if no fee is due):$-0-

         6.       Prepaid Shares

                  If the response to Item 5(I) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0- shares. If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0- shares.

         7.       Interest due - if this Form is being
                  filed more than 90 days after the end
                  of the issuer's fiscal year (see
                  Instruction D):                                +$-0-

         8.       Total of the amount of the registration
                  fee due plus any interest due [line 5(viii)
                  plus line 7]:                               $-0-

        9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: on or about August 26, 2021.

                  Method of delivery:     Wire transfer

         SIGNATURES

         This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


         Alan Dupski, Treasurer
         By (Signature and Title)*

         August 26, 2021.





                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2



         1.       Name and address of issuer:

                  T. Rowe Price Retirement Funds, Inc
                  100 East Pratt Street
                  Baltimore, MD 21202

         2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): /x/

                  T. Rowe Price Retirement 2025 Fund

         3.       Investment Company Act File Number:  811-21149

                  Securities Act File Number:  333-92380

         4a. Last day of fiscal year for which this Form is filed:

                  May 31, 2021

         4b.      / /  Check box if this Form is being filed late
                  (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See
                  Instruction A.2.)

                  Note: If the Form is being filed late, interest must be paid on the registration fee due.

         4c. / / Check box if this is the last time the issuer will be filing the Form.

         5.       Calculation of registration fee:

         (i)      Aggregate sale price of securities
                  sold during the fiscal year pursuant
                  to section 24(f):
		    $3,682,251,552.35

         (ii)     Aggregate price of securities redeemed
                  or repurchased during the fiscal year:
	      	    $5,103,936,386.60

         (iii)    Aggregate price of securities redeemed
                  or repurchased during any prior fiscal year
                  ending no earlier than October 11, 1995
                  that were not previously used to reduce
                  registration fees payable to the Commission:
                     $6,909,310,577.06

         (iv)     Total available redemption credits
                  [add items 5(ii) and 5(iii)]:      $12,013,246,963.66

         (v)      Net sales - if Item 5(i) is greater
                  than Item 5(iv) [subtract Item 5(iv) from
                  Item 5(i):                                  $-0-

         (vi)     Redemption credits available for use in future
                  years - if Item 5(I)is less than Item 5(iv)
                  [subtract Item 5(iv) from Item 5(I)]:
                    $(8,330,995,411.31)

         (vii)    Multiplier for determining registration fee (See
		  Instruction C.9):		             x 0.0001091

         (viii)   Registration fee due [multiply Item 5(v)
                  by Item 5(vii)]  (enter "0" if no fee is due):   $-0-

         6.       Prepaid Shares

                  If the response to Item 5(I) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0- shares. If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0- shares.

         7.       Interest due - if this Form is being
                  filed more than 90 days after the end
                  of the issuer's fiscal year (see
                  Instruction D):                                 +$-0-

         8.       Total of the amount of the registration
                  fee due plus any interest due [line 5(viii)
                  plus line 7]:                                    $-0-

        9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: on or about August 26, 2021.

                  Method of delivery:     Wire transfer

         SIGNATURES

         This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


         Alan Dupski, Treasurer
         By (Signature and Title)*

         August 26, 2021





                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2



         1.       Name and address of issuer:

                  T. Rowe Price Retirement Funds, Inc
                  100 East Pratt Street
                  Baltimore, MD 21202

         2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): /x/

                  T. Rowe Price Retirement 2030 Fund

         3.       Investment Company Act File Number:  811-21149

                  Securities Act File Number:  333-92380

         4a. Last day of fiscal year for which this Form is filed:

                  May 31, 2021

         4b.      / /  Check box if this Form is being filed late
                  (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See
                  Instruction A.2.)

                  Note: If the Form is being filed late, interest must be paid on the registration fee due.

         4c. / / Check box if this is the last time the issuer will be filing the Form.

         5.       Calculation of registration fee:

         (i)      Aggregate sale price of securities
                  sold during the fiscal year pursuant
                  to section 24(f):          $4,329,042,832.94


         (ii)     Aggregate price of securities redeemed
                  or repurchased during the fiscal year:  $6,067,147,349.59


         (iii)    Aggregate price of securities redeemed
                  or repurchased during any prior fiscal year
                  ending no earlier than October 11, 1995
                  that were not previously used to reduce
                  registration fees payable to the Commission:
	            $8,795,405,907.46


         (iv)     Total available redemption credits
                  [add items 5(ii) and 5(iii)]:    $14,862,553,257.05

         (v)      Net sales - if Item 5(i) is greater
                  than Item 5(iv) [subtract Item 5(iv) from
                  Item 5(i):                                   $-0-

         (vi)     Redemption credits available for use in future
                  years - if Item 5(I)is less than Item 5(iv)
                  [subtract Item 5(iv) from Item 5(I)]:  $(10,533,510,424.11)



         (vii)    Multiplier for determining registration fee (See
                  Instruction C.9):                         x 0.0001091

         (viii) Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter "0" if no fee is due): $-0-

         6.       Prepaid Shares

                  If the response to Item 5(I) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0- shares. If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0- shares.

         7.       Interest due - if this Form is being
                  filed more than 90 days after the end
                  of the issuer's fiscal year (see
                  Instruction D):                              +$-0-

         8.       Total of the amount of the registration
                  fee due plus any interest due [line 5(viii)
                  plus line 7]:                                  $-0-

        9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: on or about August 26, 2021.

                  Method of delivery:     Wire transfer

         SIGNATURES

         This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


         Alan Dupski, Treasurer
         By (Signature and Title)*

         August 26, 2021




                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2



         1.       Name and address of issuer:

                  T. Rowe Price Retirement Funds, Inc
                  100 East Pratt Street
                  Baltimore, MD 21202

         2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): /x/

                  T. Rowe Price Retirement 2035 Fund

         3.       Investment Company Act File Number:  811-21149

                  Securities Act File Number:  333-92380

         4a. Last day of fiscal year for which this Form is filed:

                  May 31, 2021

         4b.      / /  Check box if this Form is being filed late
                  (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See
                  Instruction A.2.)

                  Note: If the Form is being filed late, interest must be paid on the registration fee due.

         4c. / / Check box if this is the last time the issuer will be filing the Form.

         5.       Calculation of registration fee:

         (i)      Aggregate sale price of securities
                  sold during the fiscal year pursuant
                  to section 24(f):       $2,785,877,085.03

         (ii)     Aggregate price of securities redeemed
                  or repurchased during the fiscal year:
                    $4,031,154,789.34

         (iii)    Aggregate price of securities redeemed
                  or repurchased during any prior fiscal year
                  ending no earlier than October 11, 1995
                  that were not previously used to reduce
                  registration fees payable to the Commission:
                    $4,849,146,641.52

         (iv)     Total available redemption credits
                  [add items 5(ii) and 5(iii)]:    $8,880,301,430.86

         (v)      Net sales - if Item 5(i) is greater
                  than Item 5(iv) [subtract Item 5(iv) from
                  Item 5(i):                              $-0-

         (vi)     Redemption credits available for use in future
                  years - if Item 5(I)is less than Item 5(iv)
                  [subtract Item 5(iv) from Item 5(I)]:   $(6,094,424,345.83)


         (vii)    Multiplier for determining registration fee (See
                  Instruction C.9):                      x 0.0001091

         (viii) Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter "0" if no fee is due):$-0-
         6.       Prepaid Shares

                  If the response to Item 5(I) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0- shares. If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0- shares.

         7.       Interest due - if this Form is being
                  filed more than 90 days after the end
                  of the issuer's fiscal year (see
                  Instruction D):                              +$-0-

         8.       Total of the amount of the registration
                  fee due plus any interest due [line 5(viii)
                  plus line 7]:                             $-0-

        9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: on or about August 26, 2021.

                  Method of delivery:     Wire transfer

         SIGNATURES

         This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


         Alan Dupski, Treasurer
         By (Signature and Title)*

         August 26, 2021




                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2



         1.       Name and address of issuer:

                  T. Rowe Price Retirement Funds, Inc
                  100 East Pratt Street
                  Baltimore, MD 21202

         2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): /x/

                  T. Rowe Price Retirement 2040 Fund

         3.       Investment Company Act File Number:  811-21149

                  Securities Act File Number:  333-92380

         4a. Last day of fiscal year for which this Form is filed:

                  May 31, 2021

         4b.      / /  Check box if this Form is being filed late
                  (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See
                  Instruction A.2.)

                  Note: If the Form is being filed late, interest must be paid on the registration fee due.

         4c. / / Check box if this is the last time the issuer will be filing the Form.

         5.       Calculation of registration fee:

         (i)      Aggregate sale price of securities
                  sold during the fiscal year pursuant
                  to section 24(f):         $2,976,603,331.38

         (ii)     Aggregate price of securities redeemed
                  or repurchased during the fiscal year:
                   $4,507,040,748.77


         (iii)    Aggregate price of securities redeemed
                  or repurchased during any prior fiscal year
                  ending no earlier than October 11, 1995
                  that were not previously used to reduce
                  registration fees payable to the Commission:
                    $6,156,473,837.89


         (iv)     Total available redemption credits
                  [add items 5(ii) and 5(iii)]:      $10,663,514,586.66


         (v)      Net sales - if Item 5(i) is greater
                  than Item 5(iv) [subtract Item 5(iv) from
                  Item 5(i):                             $-0-

         (vi)     Redemption credits available for use in future
                  years - if Item 5(I)is less than Item 5(iv)
                  [subtract Item 5(iv) from Item 5(I)]:
                    $(7,686,911,255.28)


         (vii)    Multiplier for determining registration fee (See
                  Instruction C.9):                         x 0.0001091

         (viii) Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter "0" if no fee is due): $-0-

         6.       Prepaid Shares

                  If the response to Item 5(I) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0- shares. If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0- shares.

         7.       Interest due - if this Form is being
                  filed more than 90 days after the end
                  of the issuer's fiscal year (see
                  Instruction D):                              +$-0-

         8.       Total of the amount of the registration
                  fee due plus any interest due [line 5(viii
                  plus line 7]:                              $-0-

        9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: on or about August 26, 2021.

                  Method of delivery:     Wire transfer

         SIGNATURES

         This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


         Alan Dupski, Treasurer
         By (Signature and Title)*

         August 26, 2021





                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2



         1.       Name and address of issuer:

                  T. Rowe Price Retirement Funds, Inc
                  100 East Pratt Street
                  Baltimore, MD 21202

         2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): /x/

                  T. Rowe Price Retirement 2045 Fund

         3.       Investment Company Act File Number:  811-21149

                  Securities Act File Number:  333-92380

         4a. Last day of fiscal year for which this Form is filed:

                  May 31, 2021

         4b.      / /  Check box if this Form is being filed late
                  (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See
                  Instruction A.2.)

                  Note: If the Form is being filed late, interest must be paid on the registration fee due.

         4c. / / Check box if this is the last time the issuer will be filing the Form.

         5.       Calculation of registration fee:

         (i)      Aggregate sale price of securities
                  sold during the fiscal year pursuant
                  to section 24(f):        $1,939,702,635.36

         (ii)     Aggregate price of securities redeemed
                  or repurchased during the fiscal year:
		    $2,948,270,523.84


         (iii)    Aggregate price of securities redeemed
                  or repurchased during any prior fiscal year
                  ending no earlier than October 11, 1995
                  that were not previously used to reduce
                  registration fees payable to the Commission:
                    $2,528,099,987.52


         (iv)     Total available redemption credits
                  [add items 5(ii) and 5(iii)]:    $5,476,370,511.36


         (v)      Net sales - if Item 5(i) is greater
                  than Item 5(iv) [subtract Item 5(iv) from
                  Item 5(i):                            $-0-

         (vi)     Redemption credits available for use in future
                  years - if Item 5(I)is less than Item 5(iv)
                  [subtract Item 5(iv) from Item 5(I)]:
                    $(3,536,667,876.00)


         (vii)    Multiplier for determining registration fee (See
                  Instruction C.9):   x 0.0001091


         (viii) Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter "0" if no fee is due): $-0-

         6.       Prepaid Shares

                  If the response to Item 5(I) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0- shares. If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0- shares.

         7.       Interest due - if this Form is being
                  filed more than 90 days after the end
                  of the issuer's fiscal year (see
                  Instruction D):                                +$-0-
         8.       Total of the amount of the registration
                  fee due plus any interest due [line 5(viii)
                  plus line 7]:                            $-0-

        9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: on or about August 26, 2021.

                  Method of delivery:     Wire transfer

         SIGNATURES

         This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


         Alan Dupski, Treasurer
         By (Signature and Title)*

         August 26, 2021





                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2



         1.       Name and address of issuer:

                  T. Rowe Price Retirement Funds, Inc
                  100 East Pratt Street
                  Baltimore, MD 21202

         2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): /x/

                  T. Rowe Price Retirement 2050 Fund

         3.       Investment Company Act File Number:  811-21149

                  Securities Act File Number:  333-92380

         4a. Last day of fiscal year for which this Form is filed:

                  May 31, 2021

         4b.      / /  Check box if this Form is being filed late
                  (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See
                  Instruction A.2.)

                  Note: If the Form is being filed late, interest must be paid on the registration fee due.

         4c. / / Check box if this is the last time the issuer will be filing the Form.

         5.       Calculation of registration fee:

         (i)      Aggregate sale price of securities
                  sold during the fiscal year pursuant
                  to section 24(f):      $1,876,476,509.40

         (ii)     Aggregate price of securities redeemed
                  or repurchased during the fiscal year:
                  $2,754,950,401.60


         (iii)    Aggregate price of securities redeemed
                  or repurchased during any prior fiscal year
                  ending no earlier than October 11, 1995
                  that were not previously used to reduce
                  registration fees payable to the Commission:
                  $1,459,985,278.22


         (iv)     Total available redemption credits
                  [add items 5(ii) and 5(iii)]:    $4,214,935,679.82


         (v)      Net sales - if Item 5(i) is greater
                  than Item 5(iv) [subtract Item 5(iv) from
                  Item 5(i):                            $-0-

         (vi)     Redemption credits available for use in future
                  years - if Item 5(I)is less than Item 5(iv)
                  [subtract Item 5(iv) from Item 5(I)]:
                    $(2,338,459,170.42)


         (vii)    Multiplier for determining registration fee (See
                  Instruction C.9):                        x 0.0001091

         (viii)   Registration fee due [multiply Item 5(v)
                  by Item 5(vii)]  (enter "0" if no fee is due):   $-0-

         6.       Prepaid Shares

                  If the response to Item 5(I) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0- shares. If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0- shares.

         7.       Interest due - if this Form is being
                  filed more than 90 days after the end
                  of the issuer's fiscal year (see
                  Instruction D):                               +$-0-

         8.       Total of the amount of the registration
                  fee due plus any interest due [line 5(viii)
                  plus line 7]:                               $-0-

        9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: on or about August 26, 2021.

                  Method of delivery:     Wire transfer

         SIGNATURES

         This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


         Alan Dupski, Treasurer
         By (Signature and Title)*

         August 26, 2021


 		    U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2



         1.       Name and address of issuer:

                  T. Rowe Price Retirement Funds, Inc
                  100 East Pratt Street
                  Baltimore, MD 21202

         2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): /x/

                  T. Rowe Price Retirement 2055 Fund

         3.       Investment Company Act File Number:  811-21149

                  Securities Act File Number:  333-92380

         4a. Last day of fiscal year for which this Form is filed:

                  May 31, 2021

         4b.      / /  Check box if this Form is being filed late
                  (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See
                  Instruction A.2.)

                  Note: If the Form is being filed late, interest must be paid on the registration fee due.

         4c. / / Check box if this is the last time the issuer will be filing the Form.

         5.       Calculation of registration fee:

         (i)      Aggregate sale price of securities
                  sold during the fiscal year pursuant
                  to section 24(f):     $1,225,726,867.32


         (ii)     Aggregate price of securities redeemed
                  or repurchased during the fiscal year:
                    $1,729,458,475.77


         (iii)    Aggregate price of securities redeemed
                  or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:
                  $-0-


         (iv)     Total available redemption credits
                  [add items 5(ii) and 5(iii)]:    $1,729,458,475.77


         (v)      Net sales - if Item 5(i) is greater
                  than Item 5(iv) [subtract Item 5(iv) from
                  Item 5(i):                  $-0-


         (vi)     Redemption credits available for use in future
                  years - if Item 5(I)is less than Item 5(iv)
                  [subtract Item 5(iv) from Item 5(I)]:   $(503,731,608.45)

         (vii)    Multiplier for determining registration fee (See
                  Instruction C.9):                          x 0.0001091

         (viii) Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter "0" if no fee is due):
		      $-0-


         6.       Prepaid Shares

                  If the response to Item 5(I) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0- shares. If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0- shares.

         7.       Interest due - if this Form is being
                  filed more than 90 days after the end
                  of the issuer's fiscal year (see
                  Instruction D):                           $-0-

         8.       Total of the amount of the registration
                  fee due plus any interest due [line 5(viii)
                  plus line 7]:                            $-0-

        9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: on or about August 26, 2021.

                  Method of delivery:     Wire transfer

         SIGNATURES

         This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


         Alan Dupski, Treasurer
         By (Signature and Title)*

         August 26, 2021





			    U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2



         1.       Name and address of issuer:

                  T. Rowe Price Retirement Funds, Inc
                  100 East Pratt Street
                  Baltimore, MD 21202

         2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): /x/0

                  T. Rowe Price Retirement 2060 Fund

         3.       Investment Company Act File Number:  811-21149

                  Securities Act File Number:  333-92380

         4a. Last day of fiscal year for which this Form is filed:

                  May 31, 2021

         4b.      / /  Check box if this Form is being filed late
                  (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See
                  Instruction A.2.)

                  Note: If the Form is being filed late, interest must be paid on the registration fee due.

         4c. / / Check box if this is the last time the issuer will be filing the Form.

         5.       Calculation of registration fee:

         (i)      Aggregate sale price of securities
                  sold during the fiscal year pursuant
                  to section 24(f):           $666,534,473.50


         (ii)     Aggregate price of securities redeemed
                  or repurchased during the fiscal year:    $584,523,971.86


         (iii)    Aggregate price of securities redeemed
                  or repurchased during any prior fiscal year
                  ending no earlier than October 11, 1995
                  that were not previously used to reduce
                  registration fees payable to the Commission:    $-0-

         (iv)     Total available redemption credits
                  [add items 5(ii) and 5(iii)]:        $584,523,971.86

         (v)      Net sales - if Item 5(i) is greater
                  than Item 5(iv) [subtract Item 5(iv) from
                  Item 5(i):                               $82,010,501.64

         (vi)     Redemption credits available for use in future
                  years - if Item 5(I)is less than Item 5(iv)
                  [subtract Item 5(iv) from Item 5(I)]:            $-0-

         (vii)    Multiplier for determining registration fee (See
                  Instruction C.9):                      x 0.0001091

         (viii)   Registration fee due [multiply Item 5(v)
                  by Item 5(vii)]  (enter "0" if no fee is due):   $8,947.35

         6.       Prepaid Shares

                  If the response to Item 5(I) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0- shares. If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0- shares.

         7.       Interest due - if this Form is being
                  filed more than 90 days after the end
                  of the issuer's fiscal year (see
                  Instruction D):                                +$-0-

         8.       Total of the amount of the registration
                  fee due plus any interest due [line 5(viii)
                  plus line 7]:                                  $8,947.35

        9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: on or about August 26, 2021.

                  Method of delivery:     Wire transfer

         SIGNATURES

         This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


         Alan Dupski, Treasurer
         By (Signature and Title)*

         August 26, 2021





			    U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2



         1.       Name and address of issuer:

                  T. Rowe Price Retirement Funds, Inc
                  100 East Pratt Street
                  Baltimore, MD 21202

         2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): /x/0

                  T. Rowe Price Retirement 2065 Fund

         3.       Investment Company Act File Number:  811-21149

                  Securities Act File Number:  333-92380

         4a. Last day of fiscal year for which this Form is filed:

                  May 31, 2021

         4b.      / /  Check box if this Form is being filed late
                  (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See
                  Instruction A.2.)

                  Note: If the Form is being filed late, interest must be paid on the registration fee due.

         4c. / / Check box if this is the last time the issuer will be filing the Form.

         5.       Calculation of registration fee:

         (i)      Aggregate sale price of securities
                  sold during the fiscal year pursuant
                  to section 24(f):          $30,618,045.45


         (ii)     Aggregate price of securities redeemed
                  or repurchased during the fiscal year:    $5,264,470.66


         (iii)    Aggregate price of securities redeemed
                  or repurchased during any prior fiscal year
                  ending no earlier than October 11, 1995
                  that were not previously used to reduce
                  registration fees payable to the Commission:    $-0-

         (iv)     Total available redemption credits
                  [add items 5(ii) and 5(iii)]:        $5,264,470.66

         (v)      Net sales - if Item 5(i) is greater
                  than Item 5(iv) [subtract Item 5(iv) from
                  Item 5(i):                               $25,353,574.79

         (vi)     Redemption credits available for use in future
                  years - if Item 5(I)is less than Item 5(iv)
                  [subtract Item 5(iv) from Item 5(I)]:            $-0-

         (vii)    Multiplier for determining registration fee (See
                  Instruction C.9):                      x 0.0001091

         (viii)   Registration fee due [multiply Item 5(v)
                  by Item 5(vii)]  (enter "0" if no fee is due):     $2,766.08

         6.       Prepaid Shares

                  If the response to Item 5(I) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0- shares. If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0- shares.

         7.       Interest due - if this Form is being
                  filed more than 90 days after the end
                  of the issuer's fiscal year (see
                  Instruction D):                                +$-0-

         8.       Total of the amount of the registration
                  fee due plus any interest due [line 5(viii)
                  plus line 7]:                                  $2,766.08

        9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: on or about August 26, 2021.

                  Method of delivery:     Wire transfer

         SIGNATURES

         This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


         Alan Dupski, Treasurer
         By (Signature and Title)*

         August 26, 2021




                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2



         1.       Name and address of issuer:

                  T. Rowe Price Retirement Funds, Inc
                  100 East Pratt Street
                  Baltimore, MD 21202

         2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): /x/

                  T. Rowe Price Retirement Balanced Fund

         3.       Investment Company Act File Number:  811-21149

                  Securities Act File Number:  333-92380

         4a. Last day of fiscal year for which this Form is filed:

                  May 31, 2021

         4b.      / /  Check box if this Form is being filed late
                  (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See
                  Instruction A.2.)

                  Note: If the Form is being filed late, interest must be paid on the registration fee due.

         4c. / / Check box if this is the last time the issuer will be filing the Form.

         5.       Calculation of registration fee:

         (i)      Aggregate sale price of securities
                  sold during the fiscal year pursuant
                  to section 24(f):           $595,778,405.56

         (ii)     Aggregate price of securities redeemed
                  or repurchased during the fiscal year:
		   $ $553,767,663.74


         (iii)    Aggregate price of securities redeemed
                  or repurchased during any prior fiscal year
                  ending no earlier than October 11, 1995
                  that were not previously used to reduce
                  registration fees payable
                  to the Commission:  	 $1,653,984,241.57

         (iv)     Total available redemption credits
                  [add items 5(ii) and 5(iii)]:   $2,207,751,905.31


         (v)      Net sales - if Item 5(i) is greater
                  than Item 5(iv) [subtract Item 5(iv) from
                  Item 5(i):                        $-0-

         (vi)     Redemption credits available for use in future
                  years - if Item 5(I)is less than Item 5(iv)
                  [subtract Item 5(iv) from Item 5(I)]:    $(1,611,973,499.75)


         (vii)    Multiplier for determining registration fee (See
                  Instruction C.9):                        x 0.0001091

         (viii)   Registration fee due [multiply Item 5(v)
                  by Item 5(vii)]  (enter "0" if no fee is due):   $-0-
         6.       Prepaid Shares

                  If the response to Item 5(I) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0- shares. If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0- shares.

         7.       Interest due - if this Form is being
                  filed more than 90 days after the end
                  of the issuer's fiscal year (see
                  Instruction D):                               $-0-

         8.       Total of the amount of the registration
                  fee due plus any interest due [line 5(viii)
                  plus line 7]:                                  $-0-

         9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: on or about August 26, 2021.

                  Method of delivery:     Wire transfer


       SIGNATURES

         This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


         Alan Dupski, Treasurer
         By (Signature and Title)*

         August 26, 2021




 		    U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2



         1.       Name and address of issuer:

                  T. Rowe Price Retirement Funds, Inc
                  100 East Pratt Street
                  Baltimore, MD 21202

         2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): /x/

                  T. Rowe Price Target Retirement 2005 Fund

         3.       Investment Company Act File Number:  811-21149

                  Securities Act File Number:  333-92380

         4a. Last day of fiscal year for which this Form is filed:

                  May 31, 2021

         4b.      / /  Check box if this Form is being filed late
                  (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See
                  Instruction A.2.)

                  Note: If the Form is being filed late, interest must be paid on the registration fee due.

         4c. / / Check box if this is the last time the issuer will be filing the Form.

         5.       Calculation of registration fee:

         (i)      Aggregate sale price of securities
                  sold during the fiscal year pursuant
                  to section 24(f):                       $18,709,325.20

         (ii)     Aggregate price of securities redeemed
                  or repurchased during the fiscal year:     $12,135,547.45

         (iii)    Aggregate price of securities redeemed
                  or repurchased during any prior fiscal year
                  ending no earlier than October 11, 1995
                  that were not previously used to reduce
                  registration fees payable to the Commission:       $-0-

         (iv)     Total available redemption credits
                  [add items 5(ii) and 5(iii)]:            $12,135,547.45

         (v)      Net sales - if Item 5(i) is greater
                  than Item 5(iv) [subtract Item 5(iv) from
                  Item 5(i):                             $6,573,777.75

         (vi)     Redemption credits available for use in future
                  years - if Item 5(I)is less than Item 5(iv)
                  [subtract Item 5(iv) from Item 5(I)]:              $-0-

         (vii)    Multiplier for determining registration fee (See
                  Instruction C.9):                         x 0.0001091

         (viii)   Registration fee due [multiply Item 5(v)
                  by Item 5(vii)]  (enter "0" if no fee is due):    $717.20

         6.       Prepaid Shares

                  If the response to Item 5(I) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0- shares. If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0- shares.

         7.       Interest due - if this Form is being
                  filed more than 90 days after the end
                  of the issuer's fiscal year (see
                  Instruction D):                                 +$-0-

         8.       Total of the amount of the registration
                  fee due plus any interest due [line 5(viii)
                  plus line 7]:                                  $717.20

        9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: on or about August 26, 2021.

                  Method of delivery:     Wire transfer

         SIGNATURES

         This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


         Alan Dupski, Treasurer
         By (Signature and Title)*

         August 26, 2021


 		    U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2



         1.       Name and address of issuer:

                  T. Rowe Price Retirement Funds, Inc
                  100 East Pratt Street
                  Baltimore, MD 21202

         2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): /x/

                  T. Rowe Price Target Retirement 2010 Fund

         3.       Investment Company Act File Number:  811-21149

                  Securities Act File Number:  333-92380

         4a. Last day of fiscal year for which this Form is filed:

                  May 31, 2021

         4b.      / /  Check box if this Form is being filed late
                  (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See
                  Instruction A.2.)

                  Note: If the Form is being filed late, interest must be paid on the registration fee due.

         4c. / / Check box if this is the last time the issuer will be filing the Form.

         5.       Calculation of registration fee:

         (i)      Aggregate sale price of securities
                  sold during the fiscal year pursuant
                  to section 24(f):                        $18,202,235.03

         (ii)     Aggregate price of securities redeemed
                  or repurchased during the fiscal year:     $15,428,461.23

         (iii)    Aggregate price of securities redeemed
                  or repurchased during any prior fiscal year
                  ending no earlier than October 11, 1995
                  that were not previously used to reduce
                  registration fees payable to the Commission:    $-0-

         (iv)     Total available redemption credits
                  [add items 5(ii) and 5(iii)]:           $15,428,461.23

         (v)      Net sales - if Item 5(i) is greater
                  than Item 5(iv) [subtract Item 5(iv) from
                  Item 5(i):                                $2,773,773.80

         (vi)     Redemption credits available for use in future
                  years - if Item 5(I)is less than Item 5(iv)
                  [subtract Item 5(iv) from Item 5(I)]:           $-0-

         (vii)    Multiplier for determining registration fee (See
                  Instruction C.9):                         x 0.0001091

         (viii)   Registration fee due [multiply Item 5(v)
                  by Item 5(vii)]  (enter "0" if no fee is due):    $302.62

         6.       Prepaid Shares

                  If the response to Item 5(I) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0- shares. If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0- shares.

         7.       Interest due - if this Form is being
                  filed more than 90 days after the end
                  of the issuer's fiscal year (see
                  Instruction D):                              +$-0-

         8.       Total of the amount of the registration
                  fee due plus any interest due [line 5(viii)
                  plus line 7]:                                   $302.62

        9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: on or about August 26, 2021.

                  Method of delivery:     Wire transfer

         SIGNATURES

         This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


         Alan Dupski, Treasurer
         By (Signature and Title)*

         August 26, 2021


 		    U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2



         1.       Name and address of issuer:

                  T. Rowe Price Retirement Funds, Inc
                  100 East Pratt Street
                  Baltimore, MD 21202

         2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): /x/

                  T. Rowe Price Target Retirement 2015 Fund

         3.       Investment Company Act File Number:  811-21149

                  Securities Act File Number:  333-92380

         4a. Last day of fiscal year for which this Form is filed:

                  May 31, 2021

         4b.      / /  Check box if this Form is being filed late
                  (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See
                  Instruction A.2.)

                  Note: If the Form is being filed late, interest must be paid on the registration fee due.

         4c. / / Check box if this is the last time the issuer will be filing the Form.

         5.       Calculation of registration fee:

         (i)      Aggregate sale price of securities
                  sold during the fiscal year pursuant
                  to section 24(f):                       $46,087,273.07

         (ii)     Aggregate price of securities redeemed
                  or repurchased during the fiscal year:    $43,774,668.32

         (iii)    Aggregate price of securities redeemed
                  or repurchased during any prior fiscal year
                  ending no earlier than October 11, 1995
                  that were not previously used to reduce
                  registration fees payable to the Commission:   $6,398,065.40

         (iv)     Total available redemption credits
                  [add items 5(ii) and 5(iii)]:           $50,172,733.72

         (v)      Net sales - if Item 5(i) is greater
                  than Item 5(iv) [subtract Item 5(iv) from
                  Item 5(i):                             $-0-


         (vi)     Redemption credits available for use in future
                  years - if Item 5(I)is less than Item 5(iv)
                  [subtract Item 5(iv) from Item 5(I)]:
		    $(4,085,460.65)

         (vii)    Multiplier for determining registration fee (See
                  Instruction C.9):                          x 0.0001091

         (viii) Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter "0" if no fee is due): $-0-
         6.       Prepaid Shares

                  If the response to Item 5(I) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0- shares. If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0- shares.

         7.       Interest due - if this Form is being
                  filed more than 90 days after the end
                  of the issuer's fiscal year (see
                  Instruction D):                                +$-0-

         8.       Total of the amount of the registration
                  fee due plus any interest due [line 5(viii)
                  plus line 7]:                             $-0-

        9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: on or about August 26, 2021.

                  Method of delivery:     Wire transfer

         SIGNATURES

         This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


         Alan Dupski, Treasurer
         By (Signature and Title)*

         August 26, 2021


 		    U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2



         1.       Name and address of issuer:

                  T. Rowe Price Retirement Funds, Inc
                  100 East Pratt Street
                  Baltimore, MD 21202

         2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): /x/

                  T. Rowe Price Target Retirement 2020 Fund

         3.       Investment Company Act File Number:  811-21149

                  Securities Act File Number:  333-92380

         4a. Last day of fiscal year for which this Form is filed:

                  May 31, 2021

         4b.      / /  Check box if this Form is being filed late
                  (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See
                  Instruction A.2.)

                  Note: If the Form is being filed late, interest must be paid on the registration fee due.

         4c. / / Check box if this is the last time the issuer will be filing the Form.

         5.       Calculation of registration fee:

         (i)      Aggregate sale price of securities
                  sold during the fiscal year pursuant
                  to section 24(f):                    $120,794,452.69

         (ii)     Aggregate price of securities redeemed
                  or repurchased during the fiscal year:    $98,739,237.21

         (iii)    Aggregate price of securities redeemed
                  or repurchased during any prior fiscal year
                  ending no earlier than October 11, 1995
                  that were not previously used to reduce
                  registration fees payable to the Commission:   $16,343,620.24

         (iv)     Total available redemption credits
                  [add items 5(ii) and 5(iii)]:          $115,082,857.45

         (v)      Net sales - if Item 5(i) is greater
                  than Item 5(iv) [subtract Item 5(iv) from
                  Item 5(i):                             $5,711,595.24

         (vi) Redemption credits available for use in future years - if Item 5(I)is less than Item 5(iv)
                  [subtract Item 5(iv) from Item 5(I)]:
		   $-0-

         (vii)    Multiplier for determining registration fee (See
                  Instruction C.9):                         x 0.0001091

         (viii)   Registration fee due [multiply Item 5(v)
                  by Item 5(vii)]  (enter "0" if no fee is due):   $623.14


         6.       Prepaid Shares

                  If the response to Item 5(I) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0- shares. If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0- shares.

         7.       Interest due - if this Form is being
                  filed more than 90 days after the end
                  of the issuer's fiscal year (see
                  Instruction D):                                  +$-0-

         8.       Total of the amount of the registration
                  fee due plus any interest due [line 5(viii)
                  plus line 7]:                                $623.14


         9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: on or about August 26, 2021.

                  Method of delivery:     Wire transfer

         SIGNATURES

         This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


         Alan Dupski, Treasurer
         By (Signature and Title)*

         August 26, 2021


 		    U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2



         1.       Name and address of issuer:

                  T. Rowe Price Retirement Funds, Inc
                  100 East Pratt Street
                  Baltimore, MD 21202

         2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): /x/

                  T. Rowe Price Target Retirement 2025 Fund

         3.       Investment Company Act File Number:  811-21149

                  Securities Act File Number:  333-92380

         4a. Last day of fiscal year for which this Form is filed:

                  May 31, 2021

         4b.      / /  Check box if this Form is being filed late
                  (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See
                  Instruction A.2.)

                  Note: If the Form is being filed late, interest must be paid on the registration fee due.

         4c. / / Check box if this is the last time the issuer will be filing the Form.

         5.       Calculation of registration fee:

         (i)      Aggregate sale price of securities
                  sold during the fiscal year pursuant
                  to section 24(f):                      $163,683,087.95

         (ii)     Aggregate price of securities redeemed
                  or repurchased during the fiscal year:     $113,509,051.33

         (iii)    Aggregate price of securities redeemed
                  or repurchased during any prior fiscal year
                  ending no earlier than October 11, 1995
                  that were not previously used to reduce
                  registration fees payable to the Commission:    $-0-

         (iv)     Total available redemption credits
                  [add items 5(ii) and 5(iii)]:        $113,509,051.33

         (v)      Net sales - if Item 5(i) is greater
                  than Item 5(iv) [subtract Item 5(iv) from
                  Item 5(i):                           $50,174,036.62

         (vi)     Redemption credits available for use in future
                  years - if Item 5(I)is less than Item 5(iv)
                  [subtract Item 5(iv) from Item 5(I)]:              $-0-

         (vii)    Multiplier for determining registration fee (See
                  Instruction C.9):                         x 0.0001091

         (viii)   Registration fee due [multiply Item 5(v)
                  by Item 5(vii)]  (enter "0" if no fee is due):    $5,473.99

         6.       Prepaid Shares

                  If the response to Item 5(I) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0- shares. If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0- shares.

         7.       Interest due - if this Form is being
                  filed more than 90 days after the end
                  of the issuer's fiscal year (see
                  Instruction D):                                 +$-0-

         8.       Total of the amount of the registration
                  fee due plus any interest due [line 5(viii)
                  plus line 7]:                             $5,473.99

        9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: on or about August 26, 2021.

                  Method of delivery:     Wire transfer

         SIGNATURES

         This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


         Alan Dupski, Treasurer
         By (Signature and Title)*

         August 26, 2021


 		    U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2



         1.       Name and address of issuer:

                  T. Rowe Price Retirement Funds, Inc
                  100 East Pratt Street
                  Baltimore, MD 21202

         2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): /x/

                  T. Rowe Price Target Retirement 2030 Fund

         3.       Investment Company Act File Number:  811-21149

                  Securities Act File Number:  333-92380

         4a. Last day of fiscal year for which this Form is filed:

                  May 31, 2021

         4b.      / /  Check box if this Form is being filed late
                  (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See
                  Instruction A.2.)

                  Note: If the Form is being filed late, interest must be paid on the registration fee due.

         4c. / / Check box if this is the last time the issuer will be filing the Form.

         5.       Calculation of registration fee:

         (i)      Aggregate sale price of securities
                  sold during the fiscal year pursuant
                  to section 24(f):                    $175,178,411.18

         (ii)     Aggregate price of securities redeemed
                  or repurchased during the fiscal year:     $108,100,097.72

         (iii)    Aggregate price of securities redeemed
                  or repurchased during any prior fiscal year
                  ending no earlier than October 11, 1995
                  that were not previously used to reduce
                  registration fees payable to the Commission:       $-0-

         (iv)     Total available redemption credits
                  [add items 5(ii) and 5(iii)]:          $108,100,097.72

         (v)      Net sales - if Item 5(i) is greater
                  than Item 5(iv) [subtract Item 5(iv) from
                  Item 5(i):                            $67,078,313.46

         (vi)     Redemption credits available for use in future
                  years - if Item 5(I)is less than Item 5(iv)
                  [subtract Item 5(iv) from Item 5(I)]:              $-0-

         (vii)    Multiplier for determining registration fee (See
                  Instruction C.9):                          x 0.0001091

         (viii)   Registration fee due [multiply Item 5(v)
                  by Item 5(vii)]  (enter "0" if no fee is due):    $7,318.24

         6.       Prepaid Shares

                  If the response to Item 5(I) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0- shares. If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0- shares.

         7.       Interest due - if this Form is being
                  filed more than 90 days after the end
                  of the issuer's fiscal year (see
                  Instruction D):                                +$-0-

         8.       Total of the amount of the registration
                  fee due plus any interest due [line 5(viii)
                  plus line 7]:                              $7,318.2

        9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: on or about August 26, 2021.

                  Method of delivery:     Wire transfer

         SIGNATURES

         This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


         Alan Dupski, Treasurer
         By (Signature and Title)*

         August 26, 2021


 		    U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2



         1.       Name and address of issuer:

                  T. Rowe Price Retirement Funds, Inc
                  100 East Pratt Street
                  Baltimore, MD 21202

         2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): /x/

                  T. Rowe Price Target Retirement 2035 Fund

         3.       Investment Company Act File Number:  811-21149

                  Securities Act File Number:  333-92380

         4a. Last day of fiscal year for which this Form is filed:

                  May 31, 2021

         4b.      / /  Check box if this Form is being filed late
                  (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See
                  Instruction A.2.)

                  Note: If the Form is being filed late, interest must be paid on the registration fee due.

         4c. / / Check box if this is the last time the issuer will be filing the Form.

         5.       Calculation of registration fee:

         (i)      Aggregate sale price of securities
                  sold during the fiscal year pursuant
                  to section 24(f):                    $133,206,393.89

         (ii)     Aggregate price of securities redeemed
                  or repurchased during the fiscal year:    $70,183,167.54

         (iii)    Aggregate price of securities redeemed
                  or repurchased during any prior fiscal year
                  ending no earlier than October 11, 1995
                  that were not previously used to reduce
                  registration fees payable to the Commission:       $-0-

         (iv)     Total available redemption credits
                  [add items 5(ii) and 5(iii)]:         $70,183,167.54

         (v)      Net sales - if Item 5(i) is greater
                  than Item 5(iv) [subtract Item 5(iv) from
                  Item 5(i):                            $63,023,226.35


         (vi)     Redemption credits available for use in future
                  years - if Item 5(I)is less than Item 5(iv)
                  [subtract Item 5(iv) from Item 5(I)]:              $-0-

         (vii)    Multiplier for determining registration fee (See
                  Instruction C.9):                          x 0.0001091

         (viii)   Registration fee due [multiply Item 5(v)
                  by Item 5(vii)]  (enter "0" if no fee is due):    $6,875.83
         6.       Prepaid Shares

                  If the response to Item 5(I) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0- shares. If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0- shares.

         7.       Interest due - if this Form is being
                  filed more than 90 days after the end
                  of the issuer's fiscal year (see
                  Instruction D):                                +$-0-

         8.       Total of the amount of the registration
                  fee due plus any interest due [line 5(viii)
                  plus line 7]:                                  $6,875.83

        9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: on or about August 26, 2021.

                  Method of delivery:     Wire transfer

         SIGNATURES

         This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


         Alan Dupski, Treasurer
         By (Signature and Title)*

         August 26, 2021


 		    U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2



         1.       Name and address of issuer:

                  T. Rowe Price Retirement Funds, Inc
                  100 East Pratt Street
                  Baltimore, MD 21202

         2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): /x/

                  T. Rowe Price Target Retirement 2040 Fund

         3.       Investment Company Act File Number:  811-21149

                  Securities Act File Number:  333-92380

         4a. Last day of fiscal year for which this Form is filed:

                  May 31, 2021

         4b.      / /  Check box if this Form is being filed late
                  (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See
                  Instruction A.2.)

                  Note: If the Form is being filed late, interest must be paid on the registration fee due.

         4c. / / Check box if this is the last time the issuer will be filing the Form.

         5.       Calculation of registration fee:

         (i)      Aggregate sale price of securities
                  sold during the fiscal year pursuant
                  to section 24(f):                    $124,036,564.33

         (ii)     Aggregate price of securities redeemed
                  or repurchased during the fiscal year:     $61,564,177.48

         (iii)    Aggregate price of securities redeemed
                  or repurchased during any prior fiscal year
                  ending no earlier than October 11, 1995
                  that were not previously used to reduce
                  registration fees payable to the Commission:      $-0-

         (iv)     Total available redemption credits
                  [add items 5(ii) and 5(iii)]:         $61,564,177.48

         (v)      Net sales - if Item 5(i) is greater
                  than Item 5(iv) [subtract Item 5(iv) from
                  Item 5(i):                              $62,472,386.85

         (vi)     Redemption credits available for use in future
                  years - if Item 5(I)is less than Item 5(iv)
                  [subtract Item 5(iv) from Item 5(I)]:              $-0-

         (vii)    Multiplier for determining registration fee (See
                  Instruction C.9):                          x 0.0001091

         (viii)   Registration fee due [multiply Item 5(v)
                  by Item 5(vii)]  (enter "0" if no fee is due):    $6,815.74
         6.       Prepaid Shares

                  If the response to Item 5(I) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0- shares. If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0- shares.

         7.       Interest due - if this Form is being
                  filed more than 90 days after the end
                  of the issuer's fiscal year (see
                  Instruction D):                                 +$-0-

         8.       Total of the amount of the registration
                  fee due plus any interest due [line 5(viii)
                  plus line 7]:                              $6,815.74

        9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: on or about August 26, 2021.

                  Method of delivery:     Wire transfer

         SIGNATURES

         This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


         Alan Dupski, Treasurer
         By (Signature and Title)*

         August 26, 2021


 		    U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2



         1.       Name and address of issuer:

                  T. Rowe Price Retirement Funds, Inc
                  100 East Pratt Street
                  Baltimore, MD 21202

         2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): /x/

                  T. Rowe Price Target Retirement 2045 Fund

         3.       Investment Company Act File Number:  811-21149

                  Securities Act File Number:  333-92380

         4a. Last day of fiscal year for which this Form is filed:

                  May 31, 2021

         4b.      / /  Check box if this Form is being filed late
                  (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See
                  Instruction A.2.)

                  Note: If the Form is being filed late, interest must be paid on the registration fee due.

         4c. / / Check box if this is the last time the issuer will be filing the Form.

         5.       Calculation of registration fee:

         (i)      Aggregate sale price of securities
                  sold during the fiscal year pursuant
                  to section 24(f):                     $113,851,684.42

         (ii)     Aggregate price of securities redeemed
                  or repurchased during the fiscal year:    $49,078,057.97

         (iii)    Aggregate price of securities redeemed
                  or repurchased during any prior fiscal year
                  ending no earlier than October 11, 1995
                  that were not previously used to reduce
                  registration fees payable to the Commission:     $-0-

         (iv)     Total available redemption credits
                  [add items 5(ii) and 5(iii)]:         $49,078,057.97

         (v)      Net sales - if Item 5(i) is greater
                  than Item 5(iv) [subtract Item 5(iv) from
                  Item 5(i):                              $64,773,626.45

         (vi)     Redemption credits available for use in future
                  years - if Item 5(I)is less than Item 5(iv)
                  [subtract Item 5(iv) from Item 5(I)]:            $-0-

         (vii)    Multiplier for determining registration fee (See
                  Instruction C.9):                         x 0.0001091

         (viii)   Registration fee due [multiply Item 5(v)
                  by Item 5(vii)]  (enter "0" if no fee is due):    $7,066.80
         6.       Prepaid Shares

                  If the response to Item 5(I) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0- shares. If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0- shares.

         7.       Interest due - if this Form is being
                  filed more than 90 days after the end
                  of the issuer's fiscal year (see
                  Instruction D):                                 +$-0-

         8.       Total of the amount of the registration
                  fee due plus any interest due [line 5(viii)
                  plus line 7]:                              $7,066.80

        9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: on or about August 26, 2021.

                  Method of delivery:     Wire transfer

         SIGNATURES

         This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


         Alan Dupski, Treasurer
         By (Signature and Title)*

         August 26, 2021


 		    U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2



         1.       Name and address of issuer:

                  T. Rowe Price Retirement Funds, Inc
                  100 East Pratt Street
                  Baltimore, MD 21202

         2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): /x/

                  T. Rowe Price Target Retirement 2050 Fund

         3.       Investment Company Act File Number:  811-21149

                  Securities Act File Number:  333-92380

         4a. Last day of fiscal year for which this Form is filed:

                  May 31, 2021

         4b.      / /  Check box if this Form is being filed late
                  (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See
                  Instruction A.2.)

                  Note: If the Form is being filed late, interest must be paid on the registration fee due.

         4c. / / Check box if this is the last time the issuer will be filing the Form.

         5.       Calculation of registration fee:

         (i)      Aggregate sale price of securities
                  sold during the fiscal year pursuant
                  to section 24(f):                     $89,401,649.10

         (ii)     Aggregate price of securities redeemed
                  or repurchased during the fiscal year:    $50,357,579.81


         (iii)    Aggregate price of securities redeemed
                  or repurchased during any prior fiscal year
                  ending no earlier than October 11, 1995
                  that were not previously used to reduce
                  registration fees payable to the Commission:    $-0-

         (iv)     Total available redemption credits
                  [add items 5(ii) and 5(iii)]:         $50,357,579.81

         (v)      Net sales - if Item 5(i) is greater
                  than Item 5(iv) [subtract Item 5(iv) from
                  Item 5(i):                            $39,044,069.29

         (vi)     Redemption credits available for use in future
                  years - if Item 5(I)is less than Item 5(iv)
                  [subtract Item 5(iv) from Item 5(I)]:              $-0-

         (vii)    Multiplier for determining registration fee (See
                  Instruction C.9):                         x 0.0001091

         (viii)   Registration fee due [multiply Item 5(v)
                  by Item 5(vii)]  (enter "0" if no fee is due):    $4,259.71

         6.       Prepaid Shares

                  If the response to Item 5(I) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0- shares. If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0- shares.

         7.       Interest due - if this Form is being
                  filed more than 90 days after the end
                  of the issuer's fiscal year (see
                  Instruction D):                                 +$-0-

         8.       Total of the amount of the registration
                  fee due plus any interest due [line 5(viii)
                  plus line 7]:                                 $4,259.71

         9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: on or about August 26, 2021.

                  Method of delivery:     Wire transfer

         SIGNATURES

         This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


         Alan Dupski, Treasurer
         By (Signature and Title)*

         August 26, 2021




 		    U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2



         1.       Name and address of issuer:

                  T. Rowe Price Retirement Funds, Inc
                  100 East Pratt Street
                  Baltimore, MD 21202

         2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): /x/

                  T. Rowe Price Target Retirement 2055 Fund

         3.       Investment Company Act File Number:  811-21149

                  Securities Act File Number:  333-92380

         4a. Last day of fiscal year for which this Form is filed:

                  May 31, 2021

         4b.      / /  Check box if this Form is being filed late
                  (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See
                  Instruction A.2.)

                  Note: If the Form is being filed late, interest must be paid on the registration fee due.

         4c. / / Check box if this is the last time the issuer will be filing the Form.

         5.       Calculation of registration fee:

         (i)      Aggregate sale price of securities
                  sold during the fiscal year pursuant
                  to section 24(f):                    $64,600,644.12

         (ii)     Aggregate price of securities redeemed
                  or repurchased during the fiscal year:     $29,797,291.01

         (iii)    Aggregate price of securities redeemed
                  or repurchased during any prior fiscal year
                  ending no earlier than October 11, 1995
                  that were not previously used to reduce
                  registration fees payable to the Commission:       $-0-

         (iv)     Total available redemption credits
                  [add items 5(ii) and 5(iii)]:            $29,797,291.01

         (v)      Net sales - if Item 5(i) is greater
                  than Item 5(iv) [subtract Item 5(iv) from
                  Item 5(i):                                $34,803,353.11

         (vi)     Redemption credits available for use in future
                  years - if Item 5(I)is less than Item 5(iv)
                  [subtract Item 5(iv) from Item 5(I)]:              $-0-

         (vii)    Multiplier for determining registration fee (See
                  Instruction C.9):                          x 0.0001091

         (viii)   Registration fee due [multiply Item 5(v)
                  by Item 5(vii)]  (enter "0" if no fee is due):    $3,797.05
         6.       Prepaid Shares

                  If the response to Item 5(I) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0- shares. If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0- shares.

         7.       Interest due - if this Form is being
                  filed more than 90 days after the end
                  of the issuer's fiscal year (see
                  Instruction D):                                +$-0-

         8.       Total of the amount of the registration
                  fee due plus any interest due [line 5(viii)
                  plus line 7]:                              $3,797.05

        9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: on or about August 26, 2021.

                  Method of delivery:     Wire transfer

         SIGNATURES

         This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


         Alan Dupski, Treasurer
         By (Signature and Title)*

         August 26, 2021







 		    U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2



         1.       Name and address of issuer:

                  T. Rowe Price Retirement Funds, Inc
                  100 East Pratt Street
                  Baltimore, MD 21202

         2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): /x/

                  T. Rowe Price Target Retirement 2060 Fund

         3.       Investment Company Act File Number:  811-21149

                  Securities Act File Number:  333-92380

         4a. Last day of fiscal year for which this Form is filed:

                  May 31, 2021

         4b.      / /  Check box if this Form is being filed late
                  (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See
                  Instruction A.2.)

                  Note: If the Form is being filed late, interest must be paid on the registration fee due.

         4c. / / Check box if this is the last time the issuer will be filing the Form.

         5.       Calculation of registration fee:

         (i)      Aggregate sale price of securities
                  sold during the fiscal year pursuant
                  to section 24(f):                  $39,563,518.22

         (ii)     Aggregate price of securities redeemed
                  or repurchased during the fiscal year:    $20,357,103.46

         (iii)    Aggregate price of securities redeemed
                  or repurchased during any prior fiscal year
                  ending no earlier than October 11, 1995
                  that were not previously used to reduce
                  registration fees payable to the Commission:    $-0-

         (iv)     Total available redemption credits
                  [add items 5(ii) and 5(iii)]:       $20,357,103.46

         (v)      Net sales - if Item 5(i) is greater
                  than Item 5(iv) [subtract Item 5(iv) from
                  Item 5(i):                             $19,206,414.76

         (vi)     Redemption credits available for use in future
                  years - if Item 5(I)is less than Item 5(iv)
                  [subtract Item 5(iv) from Item 5(I)]:           $-0-

         (vii)    Multiplier for determining registration fee (See
                  Instruction C.9):                       x 0.0001091

         (viii)   Registration fee due [multiply Item 5(v)
                  by Item 5(vii)]  (enter "0" if no fee is due):     $2,095.42

         6.       Prepaid Shares

                  If the response to Item 5(I) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0- shares. If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0- shares.

         7.       Interest due - if this Form is being
                  filed more than 90 days after the end
                  of the issuer's fiscal year (see
                  Instruction D):                                +$-0-

         8.       Total of the amount of the registration
                  fee due plus any interest due [line 5(viii)
                  plus line 7]:                                   $2,095.42

        9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: on or about August 26, 2021.

                  Method of delivery:     Wire transfer

         SIGNATURES

         This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


         Alan Dupski, Treasurer
         By (Signature and Title)*

         August 26, 2021







 		    U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2



         1.       Name and address of issuer:

                  T. Rowe Price Retirement Funds, Inc
                  100 East Pratt Street
                  Baltimore, MD 21202

         2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): /x/

                  T. Rowe Price Target Retirement 2065 Fund

         3.       Investment Company Act File Number:  811-21149

                  Securities Act File Number:  333-92380

         4a. Last day of fiscal year for which this Form is filed:

                  May 31, 2021

         4b.      / /  Check box if this Form is being filed late
                  (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See
                  Instruction A.2.)

                  Note: If the Form is being filed late, interest must be paid on the registration fee due.

         4c. / / Check box if this is the last time the issuer will be filing the Form.

         5.       Calculation of registration fee:

         (i)      Aggregate sale price of securities
                  sold during the fiscal year pursuant
                  to section 24(f):                $3,055,126.30

         (ii)     Aggregate price of securities redeemed
                  or repurchased during the fiscal year:    $542,390.13

         (iii)    Aggregate price of securities redeemed
                  or repurchased during any prior fiscal year
                  ending no earlier than October 11, 1995
                  that were not previously used to reduce
                  registration fees payable to the Commission:    $-0-

         (iv)     Total available redemption credits
                  [add items 5(ii) and 5(iii)]:        $542,390.13

         (v)      Net sales - if Item 5(i) is greater
                  than Item 5(iv) [subtract Item 5(iv) from
                  Item 5(i):                            $2,512,736.17

         (vi)     Redemption credits available for use in future
                  years - if Item 5(I)is less than Item 5(iv)
                  [subtract Item 5(iv) from Item 5(I)]:           $-0-

         (vii)    Multiplier for determining registration fee (See
                  Instruction C.9):                       x 0.0001091

         (viii)   Registration fee due [multiply Item 5(v)
                  by Item 5(vii)]  (enter "0" if no fee is due):    $274.14

         6.       Prepaid Shares

                  If the response to Item 5(I) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0- shares. If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0- shares.

         7.       Interest due - if this Form is being
                  filed more than 90 days after the end
                  of the issuer's fiscal year (see
                  Instruction D):                                +$-0-

         8.       Total of the amount of the registration
                  fee due plus any interest due [line 5(viii)
                  plus line 7]:                                  $274.14

        9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: on or about August 26, 2021.

                  Method of delivery:     Wire transfer

         SIGNATURES

         This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


         Alan Dupski, Treasurer
         By (Signature and Title)*

         August 26, 2021






 		    U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2



         1.       Name and address of issuer:

                  T. Rowe Price Retirement Funds, Inc
                  100 East Pratt Street
                  Baltimore, MD 21202

         2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): //

                  T. Rowe Price Retirement I 2005 Fund-I Class

         3.       Investment Company Act File Number:  811-21149

                  Securities Act File Number:  333-92380

         4a. Last day of fiscal year for which this Form is filed:

                  May 31, 2021

         4b.      / /  Check box if this Form is being filed late
                  (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See
                  Instruction A.2.)

                  Note: If the Form is being filed late, interest must be paid on the registration fee due.

         4c. / / Check box if this is the last time the issuer will be filing the Form.

         5.       Calculation of registration fee:

         (i)      Aggregate sale price of securities
                  sold during the fiscal year pursuant
                  to section 24(f):                       $115,486,443.65

         (ii)     Aggregate price of securities redeemed
                  or repurchased during the fiscal year:     $111,893,620.29

         (iii)    Aggregate price of securities redeemed
                  or repurchased during any prior fiscal year
                  ending no earlier than October 11, 1995
                  that were not previously used to reduce
                  registration fees payable to the Commission:    $-0-

         (iv)     Total available redemption credits
                  [add items 5(ii) and 5(iii)]:         $111,893,620.29

         (v)      Net sales - if Item 5(i) is greater
                  than Item 5(iv) [subtract Item 5(iv) from
                  Item 5(i):                             $3,592,823.36

         (vi)     Redemption credits available for use in future
                  years - if Item 5(I)is less than Item 5(iv)
                  [subtract Item 5(iv) from Item 5(I)]:          $-0-

         (vii)    Multiplier for determining registration fee (See
                  Instruction C.9):                       x 0.0001091

         (viii)   Registration fee due [multiply Item 5(v)
                  by Item 5(vii)]  (enter "0" if no fee is due):   $391.98
         6.       Prepaid Shares

                  If the response to Item 5(I) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0- shares. If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0- shares.

         7.       Interest due - if this Form is being
                  filed more than 90 days after the end
                  of the issuer's fiscal year (see
                  Instruction D):                                +$-0-

         8.       Total of the amount of the registration
                  fee due plus any interest due [line 5(viii)
                  plus line 7]:                             $391.98

        9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: on or about August 26, 2021.

                  Method of delivery:     Wire transfer

         SIGNATURES

         This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


         Alan Dupski, Treasurer
         By (Signature and Title)*

         August 26, 2021








 		    U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2



         1.       Name and address of issuer:

                  T. Rowe Price Retirement Funds, Inc
                  100 East Pratt Street
                  Baltimore, MD 21202

         2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): //

                  T. Rowe Price Retirement I 2010 Fund-I Class

         3.       Investment Company Act File Number:  811-21149

                  Securities Act File Number:  333-92380

         4a. Last day of fiscal year for which this Form is filed:

                  May 31, 2021

         4b.      / /  Check box if this Form is being filed late
                  (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See
                  Instruction A.2.)

                  Note: If the Form is being filed late, interest must be paid on the registration fee due.

         4c. / / Check box if this is the last time the issuer will be filing the Form.

         5.       Calculation of registration fee:

         (i)      Aggregate sale price of securities
                  sold during the fiscal year pursuant
                  to section 24(f):                $290,282,259.70

         (ii)     Aggregate price of securities redeemed
                  or repurchased during the fiscal year:    $248,940,487.13

         (iii)    Aggregate price of securities redeemed
                  or repurchased during any prior fiscal year
                  ending no earlier than October 11, 1995
                  that were not previously used to reduce
                  registration fees payable to the Commission:    $-0-

         (iv)     Total available redemption credits
                  [add items 5(ii) and 5(iii)]:         $248,940,487.13

         (v)      Net sales - if Item 5(i) is greater
                  than Item 5(iv) [subtract Item 5(iv) from
                  Item 5(i):                             $41,341,772.57


         (vi)     Redemption credits available for use in future
                  years - if Item 5(I)is less than Item 5(iv)
                  [subtract Item 5(iv) from Item 5(I)]:           $-0-

         (vii)    Multiplier for determining registration fee (See
                  Instruction C.9):                       x 0.0001091

         (viii)   Registration fee due [multiply Item 5(v)
                  by Item 5(vii)]  (enter "0" if no fee is due):   $4,510.39
         6.       Prepaid Shares

                  If the response to Item 5(I) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0- shares. If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0- shares.

         7.       Interest due - if this Form is being
                  filed more than 90 days after the end
                  of the issuer's fiscal year (see
                  Instruction D):                                +$-0-

         8.       Total of the amount of the registration
                  fee due plus any interest due [line 5(viii)
                  plus line 7]:                             $4,510.39

        9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: on or about August 26, 2021.

                  Method of delivery:     Wire transfer

         SIGNATURES

         This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


         Alan Dupski, Treasurer
         By (Signature and Title)*

         August 26, 2021







 		    U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2



         1.       Name and address of issuer:

                  T. Rowe Price Retirement Funds, Inc
                  100 East Pratt Street
                  Baltimore, MD 21202

         2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): //

                  T. Rowe Price Retirement I 2015 Fund-I Class

         3.       Investment Company Act File Number:  811-21149

                  Securities Act File Number:  333-92380

         4a. Last day of fiscal year for which this Form is filed:

                  May 31, 2021

         4b.      / /  Check box if this Form is being filed late
                  (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See
                  Instruction A.2.)

                  Note: If the Form is being filed late, interest must be paid on the registration fee due.

         4c. / / Check box if this is the last time the issuer will be filing the Form.

         5.       Calculation of registration fee:

         (i)      Aggregate sale price of securities
                  sold during the fiscal year pursuant
                  to section 24(f):                      $473,068,992.09

         (ii)     Aggregate price of securities redeemed
                  or repurchased during the fiscal year:     $429,039,853.54

         (iii)    Aggregate price of securities redeemed
                  or repurchased during any prior fiscal year
                  ending no earlier than October 11, 1995
                  that were not previously used to reduce
                  registration fees payable to the Commission:    $-0-

         (iv)     Total available redemption credits
                  [add items 5(ii) and 5(iii)]:         $429,039,853.54

         (v)      Net sales - if Item 5(i) is greater
                  than Item 5(iv) [subtract Item 5(iv) from
                  Item 5(i):                             $44,029,138.55


         (vi)     Redemption credits available for use in future
                  years - if Item 5(I)is less than Item 5(iv)
                  [subtract Item 5(iv) from Item 5(I)]:           $-0-

         (vii)    Multiplier for determining registration fee (See
                  Instruction C.9):                         x 0.0001091

         (viii)   Registration fee due [multiply Item 5(v)
                  by Item 5(vii)]  (enter "0" if no fee is due):    $4,803.58
         6.       Prepaid Shares

                  If the response to Item 5(I) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0- shares. If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0- shares.

         7.       Interest due - if this Form is being
                  filed more than 90 days after the end
                  of the issuer's fiscal year (see
                  Instruction D):                                +$-0-

         8.       Total of the amount of the registration
                  fee due plus any interest due [line 5(viii)
                  plus line 7]:                                 $4,803.58

        9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: on or about August 26, 2021.

                  Method of delivery:     Wire transfer

         SIGNATURES

         This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


         Alan Dupski, Treasurer
         By (Signature and Title)*

         August 26, 2021







 		    U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2



         1.       Name and address of issuer:

                  T. Rowe Price Retirement Funds, Inc
                  100 East Pratt Street
                  Baltimore, MD 21202

         2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): //

                  T. Rowe Price Retirement I 2020 Fund-I Class

         3.       Investment Company Act File Number:  811-21149

                  Securities Act File Number:  333-92380

         4a. Last day of fiscal year for which this Form is filed:

                  May 31, 2021

         4b.      / /  Check box if this Form is being filed late
                  (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See
                  Instruction A.2.)

                  Note: If the Form is being filed late, interest must be paid on the registration fee due.

         4c. / / Check box if this is the last time the issuer will be filing the Form.

         5.       Calculation of registration fee:

         (i)      Aggregate sale price of securities
                  sold during the fiscal year pursuant
                  to section 24(f):                $1,627,694,256.29

         (ii)     Aggregate price of securities redeemed
                  or repurchased during the fiscal year:    $1,623,623,700.75

         (iii)    Aggregate price of securities redeemed
                  or repurchased during any prior fiscal year
                  ending no earlier than October 11, 1995
                  that were not previously used to reduce
                  registration fees payable to the Commission:    $-0-

         (iv)     Total available redemption credits
                  [add items 5(ii) and 5(iii)]:        $1,623,623,700.75

         (v)      Net sales - if Item 5(i) is greater
                  than Item 5(iv) [subtract Item 5(iv) from
                  Item 5(i):                           $4,070,555.54

         (vi)     Redemption credits available for use in future
                  years - if Item 5(I)is less than Item 5(iv)
                  [subtract Item 5(iv) from Item 5(I)]:              $-0-

         (vii)    Multiplier for determining registration fee (See
                  Instruction C.9):                          x 0.0001091

         (viii)   Registration fee due [multiply Item 5(v)
                  by Item 5(vii)]  (enter "0" if no fee is due):
		    $444.10

         6.       Prepaid Shares

                  If the response to Item 5(I) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0- shares. If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0- shares.

         7.       Interest due - if this Form is being
                  filed more than 90 days after the end
                  of the issuer's fiscal year (see
                  Instruction D):                               +$-0-

         8.       Total of the amount of the registration
                  fee due plus any interest due [line 5(viii)
                  plus line 7]:                             $444.10

        9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: on or about August 26, 2021.

                  Method of delivery:     Wire transfer

         SIGNATURES

         This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


         Alan Dupski, Treasurer
         By (Signature and Title)*

         August 26, 2021







 		    U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2



         1.       Name and address of issuer:

                  T. Rowe Price Retirement Funds, Inc
                  100 East Pratt Street
                  Baltimore, MD 21202

         2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): //

                  T. Rowe Price Retirement I 2025 Fund-I Class

         3.       Investment Company Act File Number:  811-21149

                  Securities Act File Number:  333-92380

         4a. Last day of fiscal year for which this Form is filed:

                  May 31, 2021

         4b.      / /  Check box if this Form is being filed late
                  (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See
                  Instruction A.2.)

                  Note: If the Form is being filed late, interest must be paid on the registration fee due.

         4c. / / Check box if this is the last time the issuer will be filing the Form.

         5.       Calculation of registration fee:

         (i)      Aggregate sale price of securities
                  sold during the fiscal year pursuant
                  to section 24(f):                   $2,179,460,385.16

         (ii)     Aggregate price of securities redeemed
                  or repurchased during the fiscal year:
		     $1,583,299,786.58

         (iii)    Aggregate price of securities redeemed
                  or repurchased during any prior fiscal year
                  ending no earlier than October 11, 1995
                  that were not previously used to reduce
                  registration fees payable to the Commission:    $-0-

         (iv)     Total available redemption credits
                  [add items 5(ii) and 5(iii)]:        $1,583,299,786.58

         (v)      Net sales - if Item 5(i) is greater
                  than Item 5(iv) [subtract Item 5(iv) from
                  Item 5(i):                            $596,160,598.58

         (vi)     Redemption credits available for use in future
                  years - if Item 5(I)is less than Item 5(iv)
                  [subtract Item 5(iv) from Item 5(I)]:           $-0-

         (vii)    Multiplier for determining registration fee (See
                  Instruction C.9):                          x 0.0001091

         (viii)   Registration fee due [multiply Item 5(v)
                  by Item 5(vii)]  (enter "0" if no fee is due):
		  $65,041.12

         6.       Prepaid Shares

                  If the response to Item 5(I) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0- shares. If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0- shares.

         7.       Interest due - if this Form is being
                  filed more than 90 days after the end
                  of the issuer's fiscal year (see
                  Instruction D):                               +$-0-

         8.       Total of the amount of the registration
                  fee due plus any interest due [line 5(viii)
                  plus line 7]:                                $65,041.12

        9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: on or about August 26, 2021.

                  Method of delivery:     Wire transfer

         SIGNATURES

         This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


         Alan Dupski, Treasurer
         By (Signature and Title)*

         August 26, 2021








 		    U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2



         1.       Name and address of issuer:

                  T. Rowe Price Retirement Funds, Inc
                  100 East Pratt Street
                  Baltimore, MD 21202

         2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): //

                  T. Rowe Price Retirement I 2030 Fund-I Class

         3.       Investment Company Act File Number:  811-21149

                  Securities Act File Number:  333-92380

         4a. Last day of fiscal year for which this Form is filed:

                  May 31, 2021

         4b.      / /  Check box if this Form is being filed late
                  (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See
                  Instruction A.2.)

                  Note: If the Form is being filed late, interest must be paid on the registration fee due.

         4c. / / Check box if this is the last time the issuer will be filing the Form.

         5.       Calculation of registration fee:

         (i)      Aggregate sale price of securities
                  sold during the fiscal year pursuant
                  to section 24(f):                    $2,758,741,921.83

         (ii)     Aggregate price of securities redeemed
                  or repurchased during the fiscal year:    $2,037,364,345.33

         (iii)    Aggregate price of securities redeemed
                  or repurchased during any prior fiscal year
                  ending no earlier than October 11, 1995
                  that were not previously used to reduce
                  registration fees payable to the Commission:       $-0-

         (iv)     Total available redemption credits
                  [add items 5(ii) and 5(iii)]:        $2,037,364,345.33

         (v)      Net sales - if Item 5(i) is greater
                  than Item 5(iv) [subtract Item 5(iv) from
                  Item 5(i):                             $721,377,576.50

         (vi)     Redemption credits available for use in future
                  years - if Item 5(I)is less than Item 5(iv)
                  [subtract Item 5(iv) from Item 5(I)]:           $-0-

         (vii)    Multiplier for determining registration fee (See
                  Instruction C.9):                          x 0.0001091

         (viii)   Registration fee due [multiply Item 5(v)
                  by Item 5(vii)]  (enter "0" if no fee is due):
	            $78,702.29

         6.       Prepaid Shares

                  If the response to Item 5(I) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0- shares. If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0- shares.

         7.       Interest due - if this Form is being
                  filed more than 90 days after the end
                  of the issuer's fiscal year (see
                  Instruction D):                                 +$-0-

         8.       Total of the amount of the registration
                  fee due plus any interest due [line 5(viii)
                  plus line 7]:                                $78,702.29

        9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: on or about August 26, 2021.

                  Method of delivery:     Wire transfer

         SIGNATURES

         This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


         Alan Dupski, Treasurer
         By (Signature and Title)*

         August 26, 2021







 		    U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2



         1.       Name and address of issuer:

                  T. Rowe Price Retirement Funds, Inc
                  100 East Pratt Street
                  Baltimore, MD 21202

         2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): //

                  T. Rowe Price Retirement I 2035 Fund-I Class

         3.       Investment Company Act File Number:  811-21149

                  Securities Act File Number:  333-92380

         4a. Last day of fiscal year for which this Form is filed:

                  May 31, 2021

         4b.      / /  Check box if this Form is being filed late
                  (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See
                  Instruction A.2.)

                  Note: If the Form is being filed late, interest must be paid on the registration fee due.

         4c. / / Check box if this is the last time the issuer will be filing the Form.

         5.       Calculation of registration fee:

         (i)      Aggregate sale price of securities
                  sold during the fiscal year pursuant
                  to section 24(f):                    $1,979,434,993.44

         (ii)     Aggregate price of securities redeemed
                  or repurchased during the fiscal year:    $1,325,144,078.22

         (iii)    Aggregate price of securities redeemed
                  or repurchased during any prior fiscal year
                  ending no earlier than October 11, 1995
                  that were not previously used to reduce
                  registration fees payable to the Commission:     $-0-

         (iv)     Total available redemption credits
                  [add items 5(ii) and 5(iii)]:        $1,325,144,078.22

         (v)      Net sales - if Item 5(i) is greater
                  than Item 5(iv) [subtract Item 5(iv) from
                  Item 5(i):                            $654,290,915.22

         (vi)     Redemption credits available for use in future
                  years - if Item 5(I)is less than Item 5(iv)
                  [subtract Item 5(iv) from Item 5(I)]:              $-0-

         (vii)    Multiplier for determining registration fee (See
                  Instruction C.9):                           x 0.0001091

         (viii)   Registration fee due [multiply Item 5(v)
                  by Item 5(vii)]  (enter "0" if no fee is due):
		    $71,383.14


         6.       Prepaid Shares

                  If the response to Item 5(I) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0- shares. If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0- shares.

         7.       Interest due - if this Form is being
                  filed more than 90 days after the end
                  of the issuer's fiscal year (see
                  Instruction D):                                  $-0-

         8.       Total of the amount of the registration
                  fee due plus any interest due [line 5(viii)
                  plus line 7]:                                 $71,383.14
        9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: on or about August 26, 2021.

                  Method of delivery:     Wire transfer

         SIGNATURES

         This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


         Alan Dupski, Treasurer
         By (Signature and Title)*

         August 26, 2021







 		    U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2



         1.       Name and address of issuer:

                  T. Rowe Price Retirement Funds, Inc
                  100 East Pratt Street
                  Baltimore, MD 21202

         2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): //

                  T. Rowe Price Retirement I 2040 Fund-I Class

         3.       Investment Company Act File Number:  811-21149

                  Securities Act File Number:  333-92380

         4a. Last day of fiscal year for which this Form is filed:

                  May 31, 2021

         4b.      / /  Check box if this Form is being filed late
                  (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See
                  Instruction A.2.)

                  Note: If the Form is being filed late, interest must be paid on the registration fee due.

         4c. / / Check box if this is the last time the issuer will be filing the Form.

         5.       Calculation of registration fee:

         (i)      Aggregate sale price of securities
                  sold during the fiscal year pursuant
                  to section 24(f):                 $2,151,366,017.58

         (ii)     Aggregate price of securities redeemed
                  or repurchased during the fiscal year:     $1,640,866,041.24

         (iii)    Aggregate price of securities redeemed
                  or repurchased during any prior fiscal year
                  ending no earlier than October 11, 1995
                  that were not previously used to reduce
                  registration fees payable to the Commission:     $-0-

         (iv)     Total available redemption credits
                  [add items 5(ii) and 5(iii)]:      $1,640,866,041.24

         (v)      Net sales - if Item 5(i) is greater
                  than Item 5(iv) [subtract Item 5(iv) from
                  Item 5(i):                           $510,499,976.34

         (vi)     Redemption credits available for use in future
                  years - if Item 5(I)is less than Item 5(iv)
                  [subtract Item 5(iv) from Item 5(I)]:            $-0-

         (vii)    Multiplier for determining registration fee (See
                  Instruction C.9):                           x 0.0001091

         (viii)   Registration fee due [multiply Item 5(v)
                  by Item 5(vii)]  (enter "0" if no fee is due):
		     $55,695.55

         6.       Prepaid Shares

                  If the response to Item 5(I) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0- shares. If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0- shares.

         7.       Interest due - if this Form is being
                  filed more than 90 days after the end
                  of the issuer's fiscal year (see
                  Instruction D):                                 +$-0-

         8.       Total of the amount of the registration
                  fee due plus any interest due [line 5(viii)
                  plus line 7]:                            $55,695.55


        9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: on or about August 26, 2021.

                  Method of delivery:     Wire transfer

         SIGNATURES

         This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


         Alan Dupski, Treasurer
         By (Signature and Title)*

         August 26, 2021







 		    U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2



         1.       Name and address of issuer:

                  T. Rowe Price Retirement Funds, Inc
                  100 East Pratt Street
                  Baltimore, MD 21202

         2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): //

                  T. Rowe Price Retirement I 2045 Fund-I Class

         3.       Investment Company Act File Number:  811-21149

                  Securities Act File Number:  333-92380

         4a. Last day of fiscal year for which this Form is filed:

                  May 31, 2021

         4b.      / /  Check box if this Form is being filed late
                  (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See
                  Instruction A.2.)

                  Note: If the Form is being filed late, interest must be paid on the registration fee due.

         4c. / / Check box if this is the last time the issuer will be filing the Form.

         5.       Calculation of registration fee:

         (i)      Aggregate sale price of securities
                  sold during the fiscal year pursuant
                  to section 24(f):                    $1,529,855,172.03

         (ii)     Aggregate price of securities redeemed
                  or repurchased during the fiscal year:     $1,039,799,455.82

         (iii)    Aggregate price of securities redeemed
                  or repurchased during any prior fiscal year
                  ending no earlier than October 11, 1995
                  that were not previously used to reduce
                  registration fees payable to the Commission:       $-0-

         (iv)     Total available redemption credits
                  [add items 5(ii) and 5(iii)]:           $1,039,799,455.82

         (v)      Net sales - if Item 5(i) is greater
                  than Item 5(iv) [subtract Item 5(iv) from
                  Item 5(i):                              $490,055,716.21

         (vi)     Redemption credits available for use in future
                  years - if Item 5(I)is less than Item 5(iv)
                  [subtract Item 5(iv) from Item 5(I)]:            $-0-

         (vii)    Multiplier for determining registration fee (See
                  Instruction C.9):                         x 0.0001091

         (viii)   Registration fee due [multiply Item 5(v)
                  by Item 5(vii)]  (enter "0" if no fee is due):
		    $53,465.08


         6.       Prepaid Shares

                  If the response to Item 5(I) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0- shares. If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0- shares.

         7.       Interest due - if this Form is being
                  filed more than 90 days after the end
                  of the issuer's fiscal year (see
                  Instruction D):                                 +$-0-

         8.       Total of the amount of the registration
                  fee due plus any interest due [line 5(viii)
                  plus line 7]:                              $53,465.08

        9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: on or about August 26, 2021.

                  Method of delivery:     Wire transfer

         SIGNATURES

         This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


         Alan Dupski, Treasurer
         By (Signature and Title)*

         August 26, 2021







 		    U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2



         1.       Name and address of issuer:

                  T. Rowe Price Retirement Funds, Inc
                  100 East Pratt Street
                  Baltimore, MD 21202

         2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): //

                  T. Rowe Price Retirement I 2050 Fund-I Class

         3.       Investment Company Act File Number:  811-21149

                  Securities Act File Number:  333-92380

         4a. Last day of fiscal year for which this Form is filed:

                  May 31, 2021

         4b.      / /  Check box if this Form is being filed late
                  (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See
                  Instruction A.2.)

                  Note: If the Form is being filed late, interest must be paid on the registration fee due.

         4c. / / Check box if this is the last time the issuer will be filing the Form.

         5.       Calculation of registration fee:

         (i)      Aggregate sale price of securities
                  sold during the fiscal year pursuant
                  to section 24(f):                    $1,571,983,699.68

         (ii)     Aggregate price of securities redeemed
                  or repurchased during the fiscal year:   $1,131,635,342.21

         (iii)    Aggregate price of securities redeemed
                  or repurchased during any prior fiscal year
                  ending no earlier than October 11, 1995
                  that were not previously used to reduce
                  registration fees payable to the Commission:       $-0-

         (iv)     Total available redemption credits
                  [add items 5(ii) and 5(iii)]:          $1,131,635,342.21

         (v)      Net sales - if Item 5(i) is greater
                  than Item 5(iv) [subtract Item 5(iv) from
                  Item 5(i):                             $440,348,357.47

         (vi)     Redemption credits available for use in future
                  years - if Item 5(I)is less than Item 5(iv)
                  [subtract Item 5(iv) from Item 5(I)]:              $-0-

         (vii)    Multiplier for determining registration fee (See
                  Instruction C.9):                          x 0.0001091

         (viii)   Registration fee due [multiply Item 5(v)
                  by Item 5(vii)]  (enter "0" if no fee is due):
		     $48,042.01


         6.       Prepaid Shares

                  If the response to Item 5(I) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0- shares. If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0- shares.

         7.       Interest due - if this Form is being
                  filed more than 90 days after the end
                  of the issuer's fiscal year (see
                  Instruction D):                                 +$-0-

         8.       Total of the amount of the registration
                  fee due plus any interest due [line 5(viii)
                  plus line 7]:                               $48,042.01

        9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: on or about August 26, 2021.

                  Method of delivery:     Wire transfer

         SIGNATURES

         This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


         Alan Dupski, Treasurer
         By (Signature and Title)*

         August 26, 2021







 		    U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2



         1.       Name and address of issuer:

                  T. Rowe Price Retirement Funds, Inc
                  100 East Pratt Street
                  Baltimore, MD 21202

         2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): //

                  T. Rowe Price Retirement I 2055 Fund-I Class

         3.       Investment Company Act File Number:  811-21149

                  Securities Act File Number:  333-92380

         4a. Last day of fiscal year for which this Form is filed:

                  May 31, 2021

         4b.      / /  Check box if this Form is being filed late
                  (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See
                  Instruction A.2.)

                  Note: If the Form is being filed late, interest must be paid on the registration fee due.

         4c. / / Check box if this is the last time the issuer will be filing the Form.

         5.       Calculation of registration fee:

         (i)      Aggregate sale price of securities
                  sold during the fiscal year pursuant
                  to section 24(f):                   $977,135,239.80

         (ii)     Aggregate price of securities redeemed
                  or repurchased during the fiscal year:    $598,616,248.24

         (iii)    Aggregate price of securities redeemed
                  or repurchased during any prior fiscal year
                  ending no earlier than October 11, 1995
                  that were not previously used to reduce
                  registration fees payable to the Commission:   $-0-

         (iv)     Total available redemption credits
                  [add items 5(ii) and 5(iii)]:        $598,616,248.24

         (v)      Net sales - if Item 5(i) is greater
                  than Item 5(iv) [subtract Item 5(iv) from
                  Item 5(i):                         $378,518,991.56

         (vi)     Redemption credits available for use in future
                  years - if Item 5(I)is less than Item 5(iv)
                  [subtract Item 5(iv) from Item 5(I)]:              $-0-

         (vii)    Multiplier for determining registration fee (See
                  Instruction C.9):                            x 0.0001091

         (viii)   Registration fee due [multiply Item 5(v)
                  by Item 5(vii)]  (enter "0" if no fee is due):    $41,296.42
         6.       Prepaid Shares

                  If the response to Item 5(I) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0- shares. If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0- shares.

         7.       Interest due - if this Form is being
                  filed more than 90 days after the end
                  of the issuer's fiscal year (see
                  Instruction D):                                 +$-0-

         8.       Total of the amount of the registration
                  fee due plus any interest due [line 5(viii)
                  plus line 7]:                                $41,296.42

        9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: on or about August 26, 2021.

                  Method of delivery:     Wire transfer

         SIGNATURES

         This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


         Alan Dupski, Treasurer
         By (Signature and Title)*

         August 26, 2021







 		    U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2



         1.       Name and address of issuer:

                  T. Rowe Price Retirement Funds, Inc
                  100 East Pratt Street
                  Baltimore, MD 21202

         2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): //

                  T. Rowe Price Retirement I 2060 Fund-I Class

         3.       Investment Company Act File Number:  811-21149

                  Securities Act File Number:  333-92380

         4a. Last day of fiscal year for which this Form is filed:

                  May 31, 2021

         4b.      / /  Check box if this Form is being filed late
                  (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See
                  Instruction A.2.)

                  Note: If the Form is being filed late, interest must be paid on the registration fee due.

         4c. / / Check box if this is the last time the issuer will be filing the Form.

         5.       Calculation of registration fee:

         (i)      Aggregate sale price of securities
                  sold during the fiscal year pursuant
                  to section 24(f):                   $543,512,587.24

         (ii)     Aggregate price of securities redeemed
                  or repurchased during the fiscal year:   $281,104,497.53

         (iii)    Aggregate price of securities redeemed
                  or repurchased during any prior fiscal year
                  ending no earlier than October 11, 1995
                  that were not previously used to reduce
                  registration fees payable to the Commission:    $-0-

         (iv)     Total available redemption credits
                  [add items 5(ii) and 5(iii)]:        $281,104,497.53

         (v)      Net sales - if Item 5(i) is greater
                  than Item 5(iv) [subtract Item 5(iv) from
                  Item 5(i):                          $262,408,089.71

         (vi)     Redemption credits available for use in future
                  years - if Item 5(I)is less than Item 5(iv)
                  [subtract Item 5(iv) from Item 5(I)]:              $-0-

         (vii)    Multiplier for determining registration fee (See
                  Instruction C.9):                          x 0.0001091

         (viii)   Registration fee due [multiply Item 5(v)
                  by Item 5(vii)]  (enter "0" if no fee is due):  $28,628.72
         6.       Prepaid Shares

                  If the response to Item 5(I) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0- shares. If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0- shares.

         7.       Interest due - if this Form is being
                  filed more than 90 days after the end
                  of the issuer's fiscal year (see
                  Instruction D):                                +$-0-

         8.       Total of the amount of the registration
                  fee due plus any interest due [line 5(viii)
                  plus line 7]:                                $28,628.72

        9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: on or about August 26, 2021.

                  Method of delivery:     Wire transfer

         SIGNATURES

         This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


         Alan Dupski, Treasurer
         By (Signature and Title)*

         August 26, 2021







 		    U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2



         1.       Name and address of issuer:

                  T. Rowe Price Retirement Funds, Inc
                  100 East Pratt Street
                  Baltimore, MD 21202

         2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): //

                  T. Rowe Price Retirement I 2065 Fund-I Classs

         3.       Investment Company Act File Number:  811-21149

                  Securities Act File Number:  333-92380

         4a. Last day of fiscal year for which this Form is filed:

                  May 31, 2021

         4b.      / /  Check box if this Form is being filed late
                  (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See
                  Instruction A.2.)

                  Note: If the Form is being filed late, interest must be paid on the registration fee due.

         4c. / / Check box if this is the last time the issuer will be filing the Form.

         5.       Calculation of registration fee:

         (i)      Aggregate sale price of securities
                  sold during the fiscal year pursuant
                  to section 24(f):                $9,567,375.10

         (ii)     Aggregate price of securities redeemed
                  or repurchased during the fiscal year:    $743,621.38

         (iii)    Aggregate price of securities redeemed
                  or repurchased during any prior fiscal year
                  ending no earlier than October 11, 1995
                  that were not previously used to reduce
                  registration fees payable to the Commission:     $-0-

         (iv)     Total available redemption credits
                  [add items 5(ii) and 5(iii)]:          $743,621.38

         (v)      Net sales - if Item 5(i) is greater
                  than Item 5(iv) [subtract Item 5(iv) from
                  Item 5(i):                              $8,823,753.72

         (vi)     Redemption credits available for use in future
                  years - if Item 5(I)is less than Item 5(iv)
                  [subtract Item 5(iv) from Item 5(I)]:            $-0-

         (vii)    Multiplier for determining registration fee (See
                  Instruction C.9):                          x 0.0001091

         (viii)   Registration fee due [multiply Item 5(v)
                  by Item 5(vii)]  (enter "0" if no fee is due):    $962.67
         6.       Prepaid Shares

                  If the response to Item 5(I) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0- shares. If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0- shares.

         7.       Interest due - if this Form is being
                  filed more than 90 days after the end
                  of the issuer's fiscal year (see
                  Instruction D):                                 +$-0-

         8.       Total of the amount of the registration
                  fee due plus any interest due [line 5(viii)
                  plus line 7]:                                 $962.67

        9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: on or about August 26, 2021.

                  Method of delivery:     Wire transfer

         SIGNATURES

         This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


         Alan Dupski, Treasurer
         By (Signature and Title)*

         August 26, 2021







 		    U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2



         1.       Name and address of issuer:

                  T. Rowe Price Retirement Funds, Inc
                  100 East Pratt Street
                  Baltimore, MD 21202

         2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): //

                  T. Rowe Price Retirement Balanced I Fund-I Class

         3.       Investment Company Act File Number:  811-21149

                  Securities Act File Number:  333-92380

         4a. Last day of fiscal year for which this Form is filed:

                  May 31, 2021

         4b.      / /  Check box if this Form is being filed late
                  (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See
                  Instruction A.2.)

                  Note: If the Form is being filed late, interest must be paid on the registration fee due.

         4c. / / Check box if this is the last time the issuer will be filing the Form.

         5.       Calculation of registration fee:

         (i)      Aggregate sale price of securities
                  sold during the fiscal year pursuant
                  to section 24(f):               $217,647,403.00

         (ii)     Aggregate price of securities redeemed
                  or repurchased during the fiscal year:     $129,626,327.64

         (iii)    Aggregate price of securities redeemed
                  or repurchased during any prior fiscal year
                  ending no earlier than October 11, 1995
                  that were not previously used to reduce
                  registration fees payable to the Commission:     $-0-

         (iv)     Total available redemption credits
                  [add items 5(ii) and 5(iii)]:         $129,626,327.64

         (v)      Net sales - if Item 5(i) is greater
                  than Item 5(iv) [subtract Item 5(iv) from
                  Item 5(i):                              $88,021,075.36

         (vi)     Redemption credits available for use in future
                  years - if Item 5(I)is less than Item 5(iv)
                  [subtract Item 5(iv) from Item 5(I)]:            $-0-

         (vii)    Multiplier for determining registration fee (See
                  Instruction C.9):                          x 0.0001091

         (viii)   Registration fee due [multiply Item 5(v)
                  by Item 5(vii)]  (enter "0" if no fee is due):   $9,603.10
         6.       Prepaid Shares

                  If the response to Item 5(I) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0- shares. If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0- shares.

         7.       Interest due - if this Form is being
                  filed more than 90 days after the end
                  of the issuer's fiscal year (see
                  Instruction D):                                 +$-0-

         8.       Total of the amount of the registration
                  fee due plus any interest due [line 5(viii)
                  plus line 7]:                                $9,603.10

        9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: on or about August 26, 2021.

                  Method of delivery:     Wire transfer

         SIGNATURES

         This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


         Alan Dupski, Treasurer
         By (Signature and Title)*

         August 26, 2021